Taxation (Tables)	12 Months Ended
Mar. 31, 2020
Taxation [Abstract]
Analysis of Our Taxation Expenses
Analysis of our taxation expense for the year

	2020	2019	2018
Year ended 31 March	£m	£m	£m
United Kingdom
Corporation tax at 19% (2018/19: 19%, 2017/18: 19%)	(495)	(434)	(578)
Adjustments in respect of earlier years	41	(9)	37
Non-UK taxation
Current	(58)	(74)	(66)
Adjustments in respect of earlier years	(1)	15	23
Total current tax expense	(513)	(502)	(584)
Deferred taxation
Origination and reversal of temporary differences	55	(20)	46
Adjustments in respect of earlier years	—	2	(57)
Impact of change in UK corporation tax rate to 19% (2018/19: 17%, 2017/18: 17%)	(156)	—	—
Remeasurement of temporary differences	(5)	13	11
Total deferred taxation (expense) credit	(106)	(5)	—
Total taxation expense	(619)	(507)	(584)

Summary of Factors Affecting Our Taxation Expense for the Year
The taxation expense on the profit for the year differs from the amount computed by applying the UK corporation tax rate to the profit before taxation as a result of the following factors:

	2020	2019	2018
Year ended 31 March	£m	£m	£m
Profit before taxation	2,353	2,666	2,616
Expected taxation expense at UK rate of 19% (2018/19: 19%, 2017/18: 19%)	(447)	(506)	(497)
Effects of:
(Higher) lower taxes on non-UK profits	(5)	(7)	(8)
Net permanent differences between tax and accounting[a]	(40)	(36)	(100)
Adjustments in respect of earlier years[b]	40	8	3
Prior year non-UK losses used against current year profits	11	21	16
Non-UK losses not recognised[c]	(17)	—	(9)
Other deferred tax assets not recognised	—	—	—
Lower taxes on profit on disposal of business	—	—	—
Re-measurement of deferred tax balances	(161)	13	11
Other non-recurring items	—	—	—
Total taxation expense	(619)	(507)	(584)
Exclude specific items (note 9)	83	(112)	(87)
Total taxation expense before specific items	(536)	(619)	(671)

[a]
Includes income that is not taxable or UK income taxable at a different rate, and expenses for which no tax relief is received. Examples include some types of depreciation and amortisation and the benefit of R&D tax incentives.

[b]	Reflects the differences between initial accounting estimates and tax returns submitted to tax authorities, including the release and establishment of provisions for uncertain tax positions.

[c]	Reflects losses made in countries where it has not been considered appropriate to recognise a deferred tax asset, as future taxable profits are not probable.

Summary of Tax Components of Other Comprehensive Income
Tax components of other comprehensive income

	2020 Tax credit (expense)	2019 Tax credit (expense)	2018 Tax credit (expense)
Year ended 31 March	£m	£m	£m
Tax on items that will not be reclassified to the income statement
Pension remeasurements	(808)	384	(263)
Tax on items that have been or may be reclassified subsequently to the income statement
Exchange differences on translation of foreign operations	(4)	(4)	(9)
Fair value movements on cash flow hedges	—	—	—
– net fair value gains or losses	(80)	(37)	57
– recognised in income and expense	—	—	(47)
	(892)	343	(262)
Current tax credit[a]	267	395	203
Deferred tax (expense) credit	(1,159)	(52)	(465)
	(892)	343	(262)

[a]	Includes £271m (2018/19: £391m, 2017/18: £212m) relating to cash contributions made to reduce retirement benefit obligations.

Summary of Tax (Expense) Credit Recognised Directly in Equity	Tax (expense) credit recognised directly in equity

	2020	2019	2018
Year ended 31 March	£m	£m	£m
Tax (expense) credit relating to share-based payments	—	—	(2)

Summary of Deferred Taxation
Deferred taxation

	Fixed asset temporary differences	Retirement benefit obligations[a]	Share- based payments	Tax losses	Other	Jurisdictional offset	Total
	£m	£m	£m	£m	£m	£m	£m
At 1 April 2018	1,460	(1,166)	(7)	(183)	(90)	—	14
Expense (credit) recognised in the income statement	(60)	(59)	1	114	(1)	—	(5)
Expense (credit) recognised in other comprehensive income	—	15	—	—	37	—	52
Expense (credit) recognised in equity	—	—	(1)	—	—	—	(1)
Exchange differences	—	—	1	(1)	—	—	—
At 1 April 2019	1,400	(1,210)	(6)	(70)	(54)	—	60
Non-current
Deferred tax asset	(27)	(1,210)	(6)	(70)	(54)	20	(1,347)
Deferred tax liability	1,427	—	—	—	—	(20)	1,407
Tax on IFRS 16 opening balance adjustment	(2)	—	—	—	—	—	(2)
Deferred tax asset	(29)	(1,210)	(6)	(70)	(54)	20	(1,349)
Deferred tax liability	1,427	—	—	—	—	(20)	1,407
At 1 April 2019	1,398	(1,210)	(6)	(70)	(54)	—	58
Expense (credit) recognised in the income statement	191	(46)	(1)	2	(40)	—	106
Expense (credit) recognised in other comprehensive income	—	1,079	—	—	80	—	1,159
Exchange difference	1	1	—	2	(1)	—	3
Transfer to held for sale (note 23)	—	—	—	—	(4)	—	(4)
Transfer from current tax	—	—	—	—	(14)	—	(14)
At 31 March 2020	1,590	(176)	(7)	(66)	(33)	—	1,308
Non-current
Deferred tax asset	(17)	(176)	(7)	(66)	(33)	(1)	(300)
Deferred tax liability	1,607	—	—	—		1	1,608
At 31 March 2020	1,590	(176)	(7)	(66)	(33)	—	1,308

[a]	Includes a deferred tax asset of £1m (2018/19: £2m, 2017/18: £2m) arising on contributions payable to defined contribution pension plans.

Summary of Restricted Loss
A summary of expiry dates for losses in respect of which restrictions apply is set out below:

At 31 March 2020	£m	Expiry
Restricted losses
Europe	1	2019-2038
Americas	256	2019-2038
Other	3	2019-2038
Total restricted losses	260
Unrestricted operating losses	3,827	No expiry
Other temporary differences	98	No expiry
Total	4,185